[SRSY LOGO]                                  Stradley Ronon Stevens & Young, LLP
                                                        2600 One Commerce Square
                                                    Philadelphia, PA  19103-7098
                                                       Telephone  (215) 564-8000
                                                             Fax  (215) 564-8120

Mark A. Sheehan

MSheehan@Stradley.com

215-564-8027

                                December 14, 2006

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:  Chad D. Eskildsen

     Re:  MGI Funds (the "Trust")--Preliminary Information Statement

Ladies and Gentlemen:

     Enclosed  for  filing,  on  behalf  of the  Trust's  series  the  MGI  Core
Opportunistic  Fixed Income Fund (the "Fund"),  pursuant to Rule 14c-5(a)  under the  Securities  Exchange  Act of  1934,  as  amended,  are the  Schedule  14(c)
Information  cover  page  and  the  Preliminary   Information   Statement.   The
Preliminary Information Statement relates to a new subadvisory agreement between
Mercer  Global  Investments,   the  Fund's  investment  advisor,  and  BlackRock
Financial Management,  Inc., which was approved by the Trust's Board of Trustees pursuant to the Trust's  multi-manager SEC exemptive order (see In the Matter of
MGI Funds and Mercer Global  Investments,  Inc., ICA Release No. 27200 (Dec. 28,
2005)). We intend to file a Definitive  Information  Statement ten calendar days from the date of this  filing,  and expect to commence  mailing to  shareholders shortly thereafter.

     If you have any questions or comments  regarding  this filing,  please call the undersigned at the above phone number.

                                                          Very truly yours,

                                                          /s/ Mark A. Sheehan

                                                          Mark A. Sheehan

cc:  Ms. Evelyn De Simone (w/enclosures)

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